UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      August 16, 2007 to September 17, 2007


Commission File Number of issuing entity: 333-132375-19


              CWHEQ Revolving Home Equity Loan Trust, Series 2007-B
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132375


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       61-1528591, 38-3756991, 36-4607927
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A             [   ]           [   ]           [ x ]
     C             [   ]           [   ]           [ x ]
     EP            [   ]           [   ]           [ x ]
     R1            [   ]           [   ]           [ x ]
     R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On September 17, 2007 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Revolving Home Equity Loan Asset Backed Notes, Series 2007-B.

        The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

        None.

Item 3. Sales of Securities and Use of Proceeds.

        None.

Item 4. Defaults Upon Senior Securities.

        None.

Item 5. Submission of Matters to a Vote of Security Holders.

        None.

Item 6. Significant Obligors of Pool Assets.

        None.

Item 7. Significant Enhancement Provider Information.

        None.

Item 8. Other Information.

        None.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Monthly Statement to Noteholders on September 17, 2007 is filed as
        Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2007-B (Issuing Entity)


Date: September 24, 2007   Countrywide Home Loans, Inc.
                           (Master Servicer)

                    By:    /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                    Title: Vice President

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1           Monthly Statement to Noteholders


                                  EXHIBIT 99.1
              CWHEQ Revolving Home Equity Loan Trust, Series 2007-B
                                  September 17, 2007


                               Table of Contents
                                                                           Page
Distribution Report   .....................................................  2
Factor Report   ...........................................................  2
Delinquency Report   ......................................................  8
Trend Report Delinquency Percentage   .....................................  8
Bankruptcy Group Report   .................................................  9
Foreclosure Group Report   ................................................  9
REO Group Report   ........................................................  9
BK FC REO Historical Trend Report   .......................................  9
Credit Enhancer and Trigger Information   ................................. 13


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Sean T McCullough
                      Bank of New York - ITS - Global Debt
                             601 Travis, 16th Floor
                              Houston, Texas 77002
                    Tel: (713) 483-6593 / Fax: (713) 483-6627
                     Email: sean.t.mccullough@bankofny.com


              CWHEQ Revolving Home Equity Loan Trust, Series 2007-B
                                  September 17, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                   ENDING
           FACE              PRINCIPAL                                                           REALIZED   DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE            PRINCIPAL         INTEREST         TOTAL         LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A       950,000,000.00       841,602,380.04   9,778,823.29       4,444,624.90      14,223,448.19    0.00     0.00    831,823,556.75
R1                0.00                 0.00           0.00               0.00               0.00    0.00     0.00              0.00
R2              100.00                 0.00           0.00               0.00               0.00    0.00     0.00              0.00
EP                0.00                 0.00           0.00               0.00               0.00    0.00     0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   950,000,100.00      841,602,380.04   9,778,823.29       4,444,624.90      14,223,448.19    0.00     0.00    831,823,556.75
-----------------------------------------------------------------------------------------------------------------------------------
C        950,000,000.00      844,386,873.22           0.00               1.95               1.95    0.00     0.00    836,282,861.44

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                          BEGINNING                                                              ENDING            NOTE
CLASS        CUSIP        PRINCIPAL          PRINCIPAL          INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------

A        12669XAE4      885.89724215         10.29349820     4.67855253       14.97205073      875.60374395        5.76%
R2       12669XAC8        0.00000000          0.00000000     0.00000000        0.00000000        0.00000000        0.00%
TOTALS                  885.89714890         10.29349712     4.67855203       14.97204915      875.60365178
--------------------------------------------------------------------------------------------------------------------------------
C        12669XAA2      888.82828760          0.00000000     0.00000205        0.00000205      880.29774888        0.00%
-----------------------------------------------------------------------------------------------------------------------------------

              CWHEQ Revolving Home Equity Loan Trust, Series 2007-B
                                  September 17, 2007

General Information:
Record Date                                                                                                              09/14/2007
LIBOR Determination Date                                                                                                 08/13/2007
Payment Date                                                                                                             09/17/2007
Determination Date                                                                                                       09/12/2007
Interest Period
Beginning                                                                                                                08/15/2007
Ending                                                                                                                   09/16/2007
Number of Days in Interest Period                                                                                                33
Collection Period
Beginning                                                                                                                08/01/2007
Ending                                                                                                                   08/31/2007

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                              0.00

Deposits
Collections on Mortgage Loans
Interest payments on Morgtage Loans                                                                                    6,594,914.02
Principal payments on Mortgage Loans                                                                                  22,729,489.96
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                       89,140.23
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                                0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                            0.00
Transfer Deposit Amount                                                                                                        0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                          0.00
Insurance Proceeds                                                                                                             0.00
Deposits by Master Servicer for losses on Eligible Investments                                                                 0.00
Investment income on Eligible Investments                                                                                      0.00
Servicer Advances                                                                                                              0.00
Termination purchase price (for 10% clean-up call)                                                                             0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                                    0.00
Others                                                                                                                         0.00
Total Deposits                                                                                                        29,413,544.21

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                     0.00

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                              0.00
Amount withdrawn to purchase Additional Balances                                                                               0.00
Amount transferred to Payment Account                                                                                 29,374,417.34
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                           39,126.87
Total Withdrawals                                                                                                     29,413,544.21

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00


PAYMENT ACCOUNT

Beginning Balance                                                                                                              0.00

Deposits
Deposit from Collection Account                                                                                       29,374,417.34
Deposits by Master Servicer for losses on Eligible Investments                                                                 0.00
Investment income on Eligible Investments                                                                                      0.00
Cash Released from Additional Loan Account (First Payment Date)                                                                0.00
Deposit from Master Servicer to account for non-fully indexed Morgage Loans
(first two Payment Dates only)                                                                                                 0.00
Deposit from Master Servicer for Shortfalls due to Longer Interest Period or Prefunding                                        0.00
Total Deposits                                                                                                        29,374,417.34

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                              0.00
Payment pursuant to Section 8.03 of the Indenture                                                                     29,374,417.34
Total Withdrawals                                                                                                     29,374,417.34

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                              0.00
Amount deposited from amounts paid under the Policy                                                                            0.00
Amount transferred to Payment Account                                                                                          0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                             0.00


Cash Released from Principal Reserve Fund                                                                                      0.00


DISTRIBUTIONS

Amounts to be Distributed                                                                                             29,374,417.34
Group 1

Investor Interest Collections                                                                                          6,588,596.65
Principal Collections                                                                                                  7,719,011.78
Subordinated Transferor Collections                                                                                            0.00
Credit Enhancement Draw Amount                                                                                                 0.00
Net Draws Principal Payment                                                                                           15,066,808.91

Transaction Party Fees and Expenses
Group 1

Servicing Fees owing to the Master Servicer for current collection Period                                                351,827.86
Servicing Fees owing to the Master Servicer for prior collection Periods                                                       0.00
Servicing Fees paid to the Master Servicer                                                                               351,827.86

Liquidation Expenses and indemnification of payments related to the Class A Note owing to the Master Servicer                  0.00
Liquidation Expenses and indemnification of payments related to the Class A Note paid to the Master Servicer                   0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                          0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                           0.00

Owner Trustee Fees owing to the Indenture Trustee                                                                              0.00
Owner Trustee Fees paid to the Indenture Trustee                                                                               0.00

Amount owing to the Loan Insurance Policy Provider                                                                             0.00
Amount paid to the Loan Insurance Policy Provider                                                                              0.00

Premium amount owing to the Insurer                                                                                       84,160.24
Premium amount paid to the Insurer                                                                                        84,160.24

Credit Enhancement Draw Amounts related to the Class A Note                                                                    0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class A Note                                                                    0.00
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments
Class A
Note Interest owing to Class A Note prior to distributions                                                             4,444,624.90
Unpaid Investor Interest Shortfall owing to Class A Note prior to distributions                                                0.00
Unpaid Investor Interest Shortfall owing to Class A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class A Note prior to distributions                                    0.00
Aggregate Investor Interest owing to Class A Note Prior to distributions                                               4,444,624.90
Aggregate Investor Interest paid to Class A Note                                                                       4,444,624.90
Unpaid Investor Interest Shortfall for Class A Note after distributions                                                        0.00
Unpaid Investor Interest Shortfall for Class A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class A Note prior to distributions                                                       0.00
Basis Risk Carryforward for the Class A Note remaining after distributions                                                     0.00
Basis Risk Carryforward paid to the Class A Note                                                                               0.00

Income realized from investment of Funds
Basis Risk Carryforward Reserve Fund paid to Class C                                                                           1.95


Principal Payments
Class A

Investor Loss Amount owing to Class A Note prior to distributions                                                        385,000.00
Investor Loss Amount paid to Class A Note                                                                                385,000.00

Investor Loss Reduction Amount owing to Class A Note prior to distributions
Investor Loss Redution Amount paid to Class A Note                                                                             0.00
Investor Loss Reduction Amount for Class A Note remaining after distributions                                                  0.00
Investor Loss Reduction Amount for Class A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Accelerated Principal Payment Amount owing to Class A Note prior to distributions                                      1,674,811.51
Accelerated Principal Payment Amount paid to Class A Note                                                              1,674,811.51

Scheduled Principal Collections Payment Amount owing to Class A Note prior to distributions                            7,719,011.78
Scheduled Principal Collections Payment Amount paid to Class A Note                                                    7,719,011.78

Transferor Principal Collections (paid to Transferor)                                                                          0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class A Note                                                                                               0.00
Unpaid Required Amount for Class A Note after making distributions above                                                       0.00
Amount of Subordinated Transferor Collections                                                                                  0.00
Remaining unpaid Required Amount for Class A Note after application of
Subordinated Transferor Collections                                                                                            0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class A Note allocated
to the Allocated Transferor Interest                                                                                           0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class A Note
allocated to the Available Transferor Subordinated Amount                                                                      0.00

Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(a)(xvi) of the Indenture                                                                              0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                              0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                           0.00
Allocated Transferor Interest                                                                                          4,074,304.69
Required Transferor Subordinated Amount                                                                               28,025,000.00
Amount distributed to the Issuer from Interest Collections that are not Investor Interest Collections                  2,670,112.43
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class A Note                                                                                    385,000.00
Investor Floating Allocation Percentage for Class A Note                                                                    100.00%
Liquidation loss amounts for Morgage Loans                                                                               385,000.00
Investor Loss Amount for Class A Note                                                                                    385,000.00

  Delinguency Report
                                Number             Principal       Percentage
                              of Loans               Balance

30 to 59 Days Delinquent         165              14,811,170.86     1.7711%
60 to 89 Days Delinquent         111              11,199,307.43     1.3392%
90 to 179 Days Delinquent        149              17,307,631.64     2.0696%
180 to 269 Days Delinquent         0                       0.00     0.0000%
270 Plus Days Delinquent           0                       0.00     0.0000%
Total                            425              43,318,109.93     5.1798%

Bankruptcy Group Report
       Group Number   Number of Loans         Principal Balance       Percentage
             1             8                     334,069.49                0.04%
     Total                 8                     334,069.49                0.04%

Foreclosure Group Report
       Group Number     Number of Loans     Principal Balance        Percentage
             1             0                           0.00                0.00%
     Total                 0                           0.00                0.00%

REO Group Report
   Group Number   Number of Loans  Principal Balance        Percentage
             1             0            0.00          0.00%
     Total                 0            0.00          0.00%

Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                         0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                         0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                             0
Asset Balance                                                                                                                  0.00

Mortgage Loans for which the Morgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                            0
Balance                                                                                                                        0.00



Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                             0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                                   89,140.23

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                         844,386,873.22
Prefunding Amt                                                                                                                 0.00
Ending Loan Group Balance                                                                                            836,282,861.44
Change in Loan Group Balance                                                                                           8,104,011.78
Principal Collections                                                                                                 22,785,820.69
Liquidation Loss Amount                                                                                                  385,000.00
Liquidation Recovery Amount                                                                                                    0.00
Cumulative Liquidation Loss Amount                                                                                       385,000.00
Additional Balances during Collection Period                                                                          15,066,808.91
Balance Check                                                                                                                  0.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Beginning)                                                                              2,784,493.18
Allocated Transferor Interest (Ending)                                                                                 4,074,304.69

Interest payments on Morgage Loans                                                                                     6,940,424.51
Net Liquidation Proceeds (Allocable to Interest)                                                                               0.00
Insurance Proceeds (Allocable to Interest)                                                                                     0.00
Servicer Advance (Allocable to Interest)                                                                                       0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                     0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                 0.00
Residual Advance                                                                                                               0.00
Total Interest                                                                                                         6,940,424.51
Servicing Fee                                                                                                            351,827.86
Investor Interest Collections                                                                                          6,588,596.65

Beginning Loan Group Balance                                                                                         844,386,873.22
Principal payments on Morgage Loans                                                                                   22,785,820.69
Net Liquidation Proceeds (Allocable to Principal)                                                                              0.00
Insurance Proceeds (Allocable to Principal)                                                                                    0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                                0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                  0.00
Transfer Deposit Amount                                                                                                        0.00
Total Principal                                                                                                       22,785,820.69
Investor Principal Collections                                                                                        22,785,820.69
Additional Balances                                                                                                   15,066,808.91
Ending Principal Balances                                                                                            836,282,861.44
Total Collections                                                                                                     29,374,417.34
Scheduled Principal Payment                                                                                            7,719,011.78

Mortgage Loans Average Daily Balance                                                                                 846,307,527.09
Number of Mortgage Loans at beginning of Collection Period                                                                   13,979
Number of Mortgage Loans at end of Collection Period                                                                         13,743
Loan Group Balance at beginning of Collection Period                                                                 844,386,873.22
Loan Group Balance at end of Collection Period                                                                       836,282,861.44

Note Principal Balance of the Class A Note                                                                           831,823,556.75
Original Note Principal Balance of the Class A Note                                                                  950,000,000.00
Class A Factor                                                                                                                 0.88

Weighted average remaining term of Morgage Loans                                                                             291.01
Weighted Average Loan Rate                                                                                               10.165072%
Weighted Average Net Loan Rate                                                                                            9.545072%

Excess Interest                                                                                                                0.00

LOAN MODIFICATION SUMMARY

Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                            300,000.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                         307,500.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                            0.03%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                          104,000.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                       669,000.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                          0.07%

Loans with Credit Limit Modification - current                                                                           107,250.00
Loans with Credit Limit Modification - cumulative                                                                        285,100.00
Loans with Credit Limit Modification - % of Initial                                                                           0.03%

Loans with Gross Margin Modification - current                                                                            97,000.00
Loans with Gross Margin Modification - cumulative                                                                        136,858.30
Loans with Gross Margin Modification - % of Initial                                                                            0.01%

CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                                 0.00
Guaranteed Principal Payment Amount                                                                                            0.00
Guaranteed Payment                                                                                                     4,444,624.90
Has a Rapid Amortization Event occurred?                                                                                         NO
Cause of Rapid Amortization Event.                                                                                               NA
Has an Event of Servicing Termination occurred?                                                                                  NO
Cause of Event of Servicing Termination.                                                                                         NA

TRIGGER INFORMATION
Stepdown Date:
Has a Stepdown Date occurred?                                                                                                    NO

Trigger Events:
Has a Stepdown Delinquency Test occured                                                                                          NO
Distribution period > 3, YES at                                                                                                   5
Rolling Sixth Month Delinquency Rate > 4.50%?                                                                                    NO
Rolling Sixth Month Delinquency Rate                                                                                        1.6611%

Has a Stepdown Cumulative Loss Test occured                                                                                      NO
Percentage of the Cumulative Losses > Required Loss Percentage?                                                                  NO
Percentage of the Cumulative Losses                                                                                         0.0405%
Required Loss Percentage                                                                                                    0.0000%

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time.                                                                                    N/A

Material breaches of pool asset representations or warranties or transaction covenants.                                         N/A

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable,
used to originate, acquire or select new pool assets.                                                                           N/A

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments
considered current or other practices on delinquency and loss experience (during the Funding Period).                           N/A

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information
will be required to the extent such information had note been provided previously.                                              N/A


Copyright 2007 Bank of New York & Co. All rights reserved.